S-K 1602, SPAC Registered Offerings	Oct. 02, 2025
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price and our net tangible book value (NTBV), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option. See the sections titled “
Prospectus Summary
—Dilution
” and “
Dilution
” for more information.

As of September 18, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		50% of Maximum Redemption (assumes 15,000,000 or 18,250,000 public shares redeemed)		75% of Maximum Redemption (assumes 22,500,000 or 25,875,000 public shares redeemed)		Maximum Redemption (assumes 30,000,000 or 34,500,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.59	$7.00	$3.00	$6.04	$3.96	$4.15	$5.85	$(1.15)	$11.15
Assuming No Exercise of Over-Allotment Option
$7.58	$6.99	$3.01	$6.02	$3.98	$4.13	$5.87	$(1.17)	$11.17

SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	if we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of taxes payable) and not previously released to us pursuant to permitted withdrawals, divided by the number of then issued and outstanding public shares, subject to applicable law.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
The f
ollowing
table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Karbon Capital Partners Core Holdings, LLC
7,500,000 Class B Ordinary Shares (which include the Class B Anti-Dilution Adjustment as described in “—
Founder shares conversion and anti-dilution
”)

If we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares in such amount as to maintain the number of founder shares, on an as-converted
basis, at approximately 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement units and any shares issuable upon exercise of any warrants).
$25,000

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Karbon Capital Partners Core Holdings, LLC	800,000 private placement units (or 890,000 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$8,000,000

Karbon Capital Partners Core Holdings, LLC	Up to $ 300,000	Repayment of loans made to us to cover offering related and organizational expenses

Karbon Capital Partners Core Holdings, LLC, officers, independent directors, advisors or their respective affiliates	Payment of consulting, success or finder fees or a salary to our officers, independent directors, advisors, or their respective affiliates in connection with the consummation of our initial business combination	Consulting, success or finder fees or a salary in connection with the consummation of an initial business combination

Karbon Capital Partners Core Holdings, LLC, officers, independent directors, advisors, consultants or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Karbon Capital Partners Core Holdings, LLC or an affiliate, officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Redemption of public shares and distribution and liquidation if no initial business combination:	Our amended and restated memorandum and articles of association will provide that we will have only the completion window to complete our initial business combination. If we have not completed our initial business combination within such time period, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses) and not previously released to us pursuant to permitted withdrawals, divided by the number of then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights upon the completion of our initial business combination with respect to our private placement units or any private placement shares included therein. There will be no redemption rights or liquidating distributions with respect to our warrants, which will expire worthless if we fail to complete our initial business combination within the completion window.

Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have waived their rights to liquidating distributions from the trust account with respect to any founder shares and private placement shares included in any private placement units held by them if we fail to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from assets outside the trust account. However, if our initial shareholders or management team acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to complete our initial business combination within the completion window.

The underwriters have agreed to waive their rights to their deferred underwriting commission held in the trust account in the event we do not complete our initial business combination within the completion window and, in such event, such amounts will be included with the funds held in the trust account that will be available to fund the redemption of our public shares.

Our sponsor, officers and directors have agreed, pursuant to a letter agreement, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes payable) and not previously released to us pursuant to permitted withdrawals, divided by the number of then outstanding public shares. For example, our board of directors may propose such an amendment if it determines that additional time is necessary to complete our initial business combination. In such event, we will conduct a proxy solicitation and distribute proxy materials pursuant to Regulation 14A of the Exchange Act seeking shareholder approval of such proposal, and in connection therewith, provide our public shareholders with the redemption rights described above upon shareholder approval of such amendment. There is no limit on the number of times our board of directors may propose such an amendment for shareholder approval. Similarly, there is no final deadline beyond which no extensions are possible by way of amendment to our amended and restated memorandum and articles of association. However, in connection with each such extension, our public shareholders will be offered the opportunity to redeem their public shares. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, members of our management team, other initial shareholders and the underwriters will lose their entire investment in our founder shares and our private placement warrants, except to the extent they receive liquidating distributions from assets outside the trust account. For more information, also see “
Risk Factors—Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination—Since our sponsor, officers and directors and any other holder of our founder shares may lose their entire investment in us if our initial business combination is not completed (other than with respect to public shares they may acquire during or after this offering), a conflict of interest may arise in determining whether a particular business combination target is appropriate for our initial business combination
.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]
Conflicts of Interest:
Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination, because the entities to which our officers and directors owe fiduciary duties or contractual obligations are not themselves in the business of engaging in business combinations or they have entered into a definitive agreement with a business
combination target.

Our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case
basis.

Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “
Risk Factors—Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination
.”

Additionally, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares, private placement shares included in any private placement units and any public shares held by them in connection with the consummation of our initial business combination. Further, our sponsor and executive officers and directors have agreed to waive their redemption rights with respect to any founder shares and any private placement shares included in any private placement units held by them if we are unable to complete our initial business combination within the completion window, although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within the completion window and to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units may expire worthless. With certain limited exceptions, the founder shares and the private placement shares included in any private placement units will not be transferable, assignable or salable by our sponsor or its permitted transferees until one year after the completion of our initial business combination. With certain limited exceptions, the private placement units and the Class A ordinary shares underlying such units, will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and executive officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within the completion window.

Our sponsor paid only a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team and directors, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

Our sponsor has agreed to loan us up to $300,000 to be used for a portion of the expenses of this offering. In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

Our officers, independent directors, advisors, or their respective affiliates may be paid consulting, success, or finder fees upon the successful completion of our initial business combination as described under “—
Limited payments to insiders
”.

Citigroup, as the representative to the underwriters, and the underwriters are also entitled to receive deferred underwriting commissions that are conditioned on the completion of an initial business combination. The underwriters’ or their respective affiliates’ financial interests tied to the consummation of a business combination transaction may give rise to potential conflicts of interest in providing any such additional services to us, including potential conflicts of interest in connection with the sourcing and consummation of an initial business combination. The underwriters are under no obligation to provide any further services to us in order to receive all or any part of the deferred underwriting commissions.

Because we may redeem the outstanding warrants held by public warrant holders and the private placement warrants held by the sponsor and underwriters are not redeemable by us and are exercisable on a cashless basis, the sponsor and the underwriters may profit at times when an unaffiliated security holder cannot profit, such as when the public warrants are called for redemption or if the sponsor or an underwriter chooses to utilize the cashless exercise option under circumstances where the public warrant holders cannot exercise on a cashless basis. Accordingly, there may be actual or potential material conflicts of interest between our sponsor and underwriters on the one hand, and the public warrant holders on the other hand.

In the event that we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions for the type of company we are seeking to acquire or from an independent accounting firm that our initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

See “
Risk Factors—We may engage one or more of our underwriters or one of their respective affiliates to provide additional services to us after this offering, which may include acting as M&A advisor in connection with an initial business combination or as placement agent in connection with a related financing transaction. Our underwriters are entitled to receive deferred underwriting commissions that will be released from the trust account only upon a completion of an initial business combination. These financial incentives may cause them to have potential conflicts of interest in rendering any such additional services to us after this offering, including, for example, in connection with the sourcing and consummation of an initial business combination
.”

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of September 18, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 7,500,000 or 8,625,000 public shares redeemed)		50% of Maximum Redemption (assumes 15,000,000 or 17,250,000 public shares redeemed)		75% of Maximum Redemption (assumes 22,500,000 or 25,875,000 public shares redeemed)		Maximum Redemption (assumes 30,000,000 or 34,500,000 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.59	$7.00	$3.00	$6.04	$3.96	$4.15	$5.85	$(1.15)	$11.15
Assuming No Exercise of Over-Allotment Option
$7.58	$6.99	$3.01	$6.02	$3.98	$4.13	$5.87	$(1.17)	$11.17

For each of the redemption scenarios above, the NTBV was calculated as follows:

	0% of Maximum Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shareholders	7.61	7.62	7.02	7.03	6.05	6.07	4.16	4.18	(1.14)	(1.12)

Pro forma net tangible book value after this offering and the sale of the private placement units	7.58	7.59	6.99	7.00	6.02	6.04	4.13	4.15	(1.17)	(1.15)

Dilution to public shareholders	$2.42	$2.41	$3.01	$3.00	$3.98	$3.96	$5.87	$5.85	$11.17	$11.15

Percentage of dilution to public shareholders	24.20%	24.10%	30.10%	30.00%	39.80%	39.60%	58.70%	58.50%	111.70%	111.50%

Numerator:
Net tangible book deficit before this offering	$(218,811)	$(216,811)	$(216,811)	$(216,811)	$(216,811)	$(216,811)	$(216,811)	$(216,811)	$(216,811)	$(216,811)
Net proceeds from this offering and the sale of the private placement units (1)	301,158,000	346,158,000	301,158,000	346,158,000	301,158,000	346,158,000	301,158,000	346,158,000	301,158,000	346,158,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	215,612	215,612	215,612	215,612	215,612	215,612	215,612	215,612	215,612	215,612
Less: Deferred underwriting commission (2)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)	(10,500,000)	(12,075,000)
Less: overallotment liability	(373,800)	—	(373,800)	—	(373,800)	—	(373,800)	—	(373,800)	—
Less: Amounts paid for redemptions	—	—	(75,000,000)	(86,250,000)	(150,000,000)	(172,500,000)	(225,000,000)	(258,750,000)	(300,000,000)	(345,000,000)

	$290,283,001	$334,081,801	$215,283,001	$247,831,801	$140,283,001	$161,581,801	$65,283,001	$75,331,801	$(9,716,999)	$(10,918,199)

Denominator:
Ordinary shares outstanding prior to this offering	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares forfeited if over-allotment is not exercised	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—
Ordinary shares offered and sale of private placement shares and sale of private placement shares	30,800,000	35,390,000	30,800,000	35,390,000	30,800,000	35,390,000	30,800,000	35,390,000	30,800,000	35,390,000
Less Ordinary shares redeemed	—	—	(7,500,000)	(8,625,000)	(15,000,000)	(17,250,000)	(22,500,000)	(25,875,000)	(30,000,000)	(34,500,000)

	38,300,000	44,015,000	30,800,000	35,390,000	23,300,000	26,765,000	15,800,000	18,140,000	8,300,000	9,515,000

(1)	Expenses applied against gross proceeds include offering expenses of approximately $842,000 (excluding underwriting commissions). See “ Use of Proceeds .”
(2)
$0.20 per unit, or $6,000,000 in the aggregate (or $6,900,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) in underwriting discounts and commissions is payable upon the closing of this offering. $0.35 per share, or $10,500,000 in the aggregate (or $12,075,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination.